Other assets (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Other Assets

	As at

	October 31 2024	October 31 2023
(Millions of Canadian dollars)		(Restated – Note 2)
Accounts receivable and prepaids	$4,389	$4,299
Accrued interest receivable	7,904	7,774
Cash collateral	20,475	20,104
Commodity trading receivables	9,834	5,979
Deferred income tax asset	4,328	3,116
Employee benefit assets	3,630	2,826
Held-for-sale assets	–	2,562
Insurance-related assets
Insurance contract assets	588	681
Reinsurance contracts held assets	1,758	1,582
Segregated fund net assets (Note 15)	3,378	2,708
Collateral loans and other	517	529
Investments in joint ventures and associates	835	501
Margin deposits	11,108	8,849
Precious metals	6,018	2,753
Receivable from brokers, dealers and clients	3,343	2,834
Taxes receivable	7,418	8,908
Other	6,632	5,366
	$92,155	$81,371